Share Capital	12 Months Ended
Mar. 31, 2024
Disclosure of Share Capital Explanatory [Abstract]
Share Capital
20
.

Share Capital

	For the Year Ended March 31, 2024		For the Year Ended March 31, 2023
	Number	Amount	Number	Amount
Authorized share capital	290,000,000	Rs.1,450	290,000,000	Rs.1,450
Fully paid up share capital
Opening number of equity shares/share capital	166,527,876	Rs.833	166,425,849	Rs.832
Add: Equity shares issued pursuant to employee stock option plan (1)	290,390	1	102,027	1
Closing number of equity shares/share capital	166,818,266	Rs.834	166,527,876	Rs.833
Treasury shares (2)	289,791	Rs.991	371,144	Rs.1,269

(1)

During the years ended March 31, 2024 and 2023, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Plan, 2002 and the Dr. Reddy’s Employees Stock Option Plan, 2007. The options exercised had an exercise price of Rs.5, Rs.1,982, Rs.2,607, Rs.2,814 or Rs.3,679 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share-based payment reserve” was transferred to“securities premium” in the Consolidated Statement of Changes in Equity.

(2)

Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees (as defined therein) upon exercise of stock options thereunder. During the years ended March 31, 2024 and 2023, an aggregate of 81,353 and 49,295 equity shares, respectively were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. The options exercised had an exercise price of Rs.2,607, Rs.2,814, Rs.3,679, Rs.4,212, Rs.4,338 or Rs,5,301 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “securities premium” in the statement of changes in equity. In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “securities premium”.

During the year ended March 31, 2023, an aggregate of 48,032 equity shares representing unappropriated inventory of shares that are not backed by grants, acquired through secondary market acquisitions were sold for an aggregate consideration of Rs.211 in the secondary market pursuant to requirements under Chapter II Regulation 3(12) of the SEBI (share based employee benefits and sweat equity) Regulations, 2021.

As of March 31, 2024 and 2023, the ESOS Trust had outstanding 289,791 and 371,144 shares, respectively, which it purchased from the secondary market for an aggregate consideration of Rs.991 and Rs.1,269, respectively. Refer to Note 28 of these consolidated financial statements
for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.

The Company has only one class of equity shares having a par value of Rs.5 per share. For all matters submitted to vote in a shareholders meeting of the Company, every holder of an equity share, as reflected in the records of the Company as on the record date set for the shareholders meeting, shall have one vote in respect of each share held.

Should the Company declare and pay any dividends, such dividends will be paid in Indian rupees to each holder of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date. Indian law on foreign exchange governs the remittance of dividends outside India.

In the event of liquidation of the Company, all preferential amounts, if any, shall be discharged by the Company. The remaining assets of the Company shall be distributed to the holders of equity shares in proportion to the number of shares held to the total equity shares outstanding as on that date.

Final dividends on equity shares (including dividend tax on distribution of such dividends, if any) are recorded as a liability on the date of their approval by the shareholders and interim dividends are recorded as a liability on the date of declaration by the Company’s Board of Directors. The details of dividends paid by the Company are as follows:

	During the Year Ended March 31,
	2024		2023		2022
Dividend per share (in absolute Rs.)	Rs.	40	Rs.	30	Rs.	25
Dividend paid during the year		6,648		4,979		4,146
Fiscal year for which dividends were paid		2023		2022		202 1

Proposed dividend

At the Company’s Board of Directors’ meeting held on May 7, 2024, the Board proposed a dividend of Rs.40 per
share and aggregating to Rs.6,673, which is
subject to the approval of the Company’s shareholders.